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                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |_|                    Amendment No.:___________
     This Amendment (Check only one):            |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Boyar Asset Management Inc.
Address:  35 East 21st Street
          New York, NY 10010

Form 13F File Number: 28-10330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Mark A. Boyar
Title: President
Phone: 212-995-8300

Signature, place and date of signing:


/s/ Mark A. Boyar        New York, New York   May 6, 2008
---------------------

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total: $244,469 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE

                           TITLE OF                 VALUE     SHRS OR   SH/   PUT/   INVESTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER              CLASS        CUSIP     (X$1000)   PRN AMT   PRN   CALL   DISCRETN    MGRS     SOLE    SHARED   NONE
-----------------------   ----------   ---------   --------   -------   ---   ----   --------   -----   -------   ------   ----
ALTRIA CROUP INC COM      COMMON       02209S103       335     15,100    SH            SOLE              15,100
AMERICAN EXPRESS CO       COMMON       025816109       781     17,863    SH            SOLE              17,863
AMERIPRISE FINL INC       COMMON       03076C106     8,133    156,860    SH            SOLE             156,860
ARBITRON INC              COMMON       03875Q108     1,925     44,600    SH            SOLE              44,600
BANK OF NEW YORK MELLON   COMMON       064058100     8,541    204,679    SH            SOLE             204,679
CABLEVISION SYS CORP      COMMON       12686C109     4,699    219,272    SH            SOLE             219,272
CARNIVAL CORP             PAIRED CTF   143658300     7,048    174,120    SH            SOLE             174,120
CBS CORP NEW              CL B         124857202     9,958    450,991    SH            SOLE             450,991
CIT GROUP INC COM         COMMON       125581108     2,698    227,700    SH            SOLE             227,700
CITIGROUP INC             COMMON       172967101     8,745    408,262    SH            SOLE             408,262
COCA COLA CO              COMMON       191216100     5,235     86,000    SH            SOLE              86,000
COMCAST CORP              CL A SPL     20030N200     6,446    339,800    SH            SOLE             339,800
CVS CORP                  COMMON       126650100       997     24,600    SH            SOLE              24,600
DELL INC                  COMMON       24702R101     2,237    112,300    SH            SOLE             112,300
DIEBOLD INC               COMMON       253651103     1,934     51,500    SH            SOLE              51,500
DISNEY WALT PRODTNS       COMMON       254687106     5,416    172,600    SH            SOLE             172,600
DSP GROUP INC             COMMON       23332B106     1,870    146,800    SH            SOLE             146,800
GENERAL ELEC CO           COMMON       369604103    14,392    388,875    SH            SOLE             388,875
HEINZ H J CO              COMMON       423074103     9,385    199,800    SH            SOLE             199,800
HOME DEPOT INC            COMMON       437076102    10,749    384,300    SH            SOLE             384,300
IHOP CORP NEW             COMMON       449623107     3,851     80,400    SH            SOLE              80,400
INFOUSA INC NEW           COMMON       456818301       142     23,300    SH            SOLE              23,300
J.P. MORGAN CHASE & C     COMMON       46625H100    13,002    302,725    SH            SOLE             302,725
KRAFT FOODS INC           CL A         50075N104       324     10,456    SH            SOLE              10,456
LEHMAN BROS HLDGS INC     COMMON       524908100     5,662    150,420    SH            SOLE             150,420
LIMITED BRANDS INC        COMMON       532716107     6,801    397,700    SH            SOLE             397,700
MCDONALDS CORP            COMMON       580135101     6,826    122,400    SH            SOLE             122,400
MEREDITH CORP             COMMON       589433101     1,985     51,900    SH            SOLE              51,900
MERRILL LYNCH & CO INC    COMMON       590188108     7,580    186,050    SH            SOLE             186,050
MGM GRAND INC             COMMON       552953101     3,667     62,400    SH            SOLE              62,400
MICROSOFT CORP            COMMON       594918104     8,530    300,548    SH            SOLE             300,548
MIDAS GROUP INC           COMMON       595626102     3,041    176,888    SH            SOLE             176,888
NASDAQ STOCK MARKET INC   COMMON       631103108     7,821    202,300    SH            SOLE             202,300
ORIENT-EXPRESS HOTELS     CL A         G67743107     2,521     58,400    SH            SOLE              58,400
PEPSIAMERICAS             COMMON       71343P200     3,076    120,500    SH            SOLE             120,500
PFIZER INC                COMMON       717081103     8,126    388,248    SH            SOLE             388,248
PHILIP MORRIS INTL IN     COMMON       718172109       764     15,100    SH            SOLE                 764
PLAYBOY ENTERPRISES INC   CL B         728117300     1,988    238,700    SH            SOLE             238,700
SAKS INC                  COMMON       79377W108     6,499    521,200    SH            SOLE             521,200
SCHOLASTIC CORP           COMMON       807066105     5,044    166,641    SH            SOLE             166,641
TIME WARNER INC           COMMON       887317105    12,294    876,880    SH            SOLE             876,880
TRAVELERS COMPANIES INC   COMMON       89417E109    11,525    240,865    SH            SOLE             240,865
UNITED PARCEL SVC INC     CL B         911312106     9,290    127,225    SH            SOLE             127,225
VIACOM INC NEW            CL B         92553P201     1,912     48,266    SH            SOLE              48,266
WINDSTREAM CORP           COMMON       97381W104       672     56,263    SH            SOLE              56,263